Share-Based Compensation (Adjustments for Change in Attribution Method - Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Pre-forfeiture share-based compensation expense	$ (800)
Pre-forfeiture share-based compensation expense, net of tax	(500)
Retained earnings	1,263,464	$ 1,209,197
Increase in additional paid in capital	1,794,665	1,765,595
Decrease in deferred tax liabilities	$ 40,621	69,610
Change in Attribution Method
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Retained earnings		(18,312)	$ (21,100)
Increase in additional paid in capital		24,428	29,100
Decrease in deferred tax liabilities		$ (6,116)	$ (8,000)